Quarterly Holdings Report
for
Fidelity® Series Real Estate Income Fund
October 31, 2022
SRE-NPRT1-1222
1.924315.111
Common Stocks - 12.6%
	Shares	Value ($)
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.6%
Great Ajax Corp.	281,246	2,387,779
MFA Financial, Inc.	78,075	777,627
		3,165,406
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)	37,800	91,476
REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 11.9%
Acadia Realty Trust (SBI)	300	4,191
American Homes 4 Rent Class A	43,700	1,395,778
American Tower Corp.	33,300	6,899,427
AvalonBay Communities, Inc.	9,900	1,733,688
Crown Castle International Corp.	30,700	4,091,082
CubeSmart	22,500	942,075
Digital Realty Trust, Inc.	2,200	220,550
Douglas Emmett, Inc.	18,500	325,415
Easterly Government Properties, Inc.	79,300	1,379,027
EastGroup Properties, Inc.	500	78,345
Elme Communities (SBI)	48,600	927,774
Equinix, Inc.	5,800	3,285,352
Equity Lifestyle Properties, Inc.	119,400	7,636,819
Essex Property Trust, Inc.	9,300	2,066,832
Extra Space Storage, Inc.	6,400	1,135,616
Farmland Partners, Inc.	32,015	448,530
Gaming & Leisure Properties	41,904	2,100,228
Healthcare Trust of America, Inc.	3,250	66,073
Invitation Homes, Inc.	27,100	858,799
iStar Financial, Inc.	6,787	71,128
Lamar Advertising Co. Class A	11,000	1,014,530
Life Storage, Inc.	3,200	353,952
LXP Industrial Trust (REIT)	450,622	4,362,021
Mid-America Apartment Communities, Inc.	14,314	2,253,739
National Retail Properties, Inc.	4,700	197,541
NexPoint Residential Trust, Inc.	1,000	45,600
Postal Realty Trust, Inc.	51,200	802,816
Prologis (REIT), Inc.	15,420	1,707,765
Public Storage	6,300	1,951,425
Retail Value, Inc.	24,066	5,295
RLJ Lodging Trust	14,700	178,899
Sabra Health Care REIT, Inc.	38,000	519,080
SITE Centers Corp.	118,800	1,470,744
Spirit Realty Capital, Inc.	42,000	1,630,860
Sunstone Hotel Investors, Inc.	17,100	190,665
Terreno Realty Corp.	28,480	1,627,347
UDR, Inc.	5,600	222,656
UMH Properties, Inc.	29,000	508,660
Ventas, Inc.	62,555	2,447,777
VICI Properties, Inc.	36,100	1,155,922
Welltower Op	40,900	2,496,536
Weyerhaeuser Co.	13,700	423,741
		61,234,300
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	11,300	130,515
Digitalbridge Group, Inc.	8,674	111,027
		241,542
TOTAL REAL ESTATE		61,475,842
TOTAL COMMON STOCKS (Cost $54,721,173)		64,732,724

Preferred Stocks - 28.2%
	Shares	Value ($)
Convertible Preferred Stocks - 2.3%
FINANCIALS - 1.5%
Mortgage Real Estate Investment Trusts - 1.5%
Great Ajax Corp. 7.25%	310,550	7,561,893

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
LXP Industrial Trust (REIT) Series C, 6.50%	71,519	3,407,513
RLJ Lodging Trust Series A, 1.95%	38,950	884,944
		4,292,457
TOTAL CONVERTIBLE PREFERRED STOCKS		11,854,350
Nonconvertible Preferred Stocks - 25.9%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
DCP Midstream Partners LP:
7.95%(b)	36,975	886,661
Series B, 7.875%(b)	34,150	823,698
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(b)(c)	97,425	2,226,161
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(b)(c)	19,600	387,296
Energy Transfer LP 7.60% (b)	98,525	2,269,031
Global Partners LP:
9.75%(b)	1,825	45,990
Series B, 9.50%	12,200	296,460
		6,935,297
FINANCIALS - 10.8%
Mortgage Real Estate Investment Trusts - 10.8%
AG Mortgage Investment Trust, Inc. 8.00%	81,809	1,271,312
AGNC Investment Corp.:
6.125%(b)	102,400	1,896,448
6.875%(b)	85,750	1,582,945
Series C, 7.00%(b)(c)	196,199	4,653,840
Series E, 6.50%(b)	141,450	2,775,249
Annaly Capital Management, Inc.:
6.75%(b)	40,700	842,897
Series F, 6.95%(b)(c)	214,300	5,161,416
Series G, 6.50%(b)	149,490	3,060,060
Arbor Realty Trust, Inc.:
Series D, 6.375%	12,400	215,202
Series F, 6.25%(b)	14,100	265,926
Cherry Hill Mortgage Investment Corp.:
8.25%(b)	20,995	368,882
Series A, 8.20%	16,350	301,658
Chimera Investment Corp.:
8.00%(b)	91,000	1,625,260
Series B, 8.00%(b)	225,985	4,196,541
Series C, 7.75%(b)	192,466	3,264,223
Dynex Capital, Inc. Series C 6.90% (b)	89,500	1,857,125
Ellington Financial LLC 6.75% (b)	73,722	1,473,703
Franklin BSP Realty Trust, Inc. 7.50%	55,316	951,988
MFA Financial, Inc.:
6.50%(b)	229,800	4,122,612
Series B, 7.50%	66,349	1,169,069
PennyMac Mortgage Investment Trust:
6.75%	26,000	442,260
8.125%(b)	66,075	1,423,256
Series B, 8.00%(b)	169,505	3,607,066
Rithm Capital Corp.:
7.125%(b)	193,967	3,394,423
Series A, 7.50%(b)	110,359	2,029,502
Series C, 6.375%(b)	55,446	900,443
Series D, 7.00%(b)	17,100	299,929
Two Harbors Investment Corp.:
Series A, 8.125%(b)	41,635	761,921
Series B, 7.625%(b)	89,612	1,604,055
		55,519,211
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	106,025

TOTAL FINANCIALS		55,625,236

REAL ESTATE - 13.7%
Equity Real Estate Investment Trusts (REITs) - 10.9%
Agree Realty Corp. 4.375%	38,700	615,330
American Homes 4 Rent:
6.25%	18,925	429,219
Series G, 5.875%	37,050	818,805
Armada Hoffler Properties, Inc. 6.75%	33,250	686,280
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	1,045,699
Series F, 7.375%	66,735	967,164
Series G, 7.375%	9,129	139,673
Series H, 7.50%	35,575	517,616
Series I, 7.50%	28,111	408,734
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	836,570
Cedar Realty Trust, Inc.:
7.25%	34,165	378,890
Series C, 6.50%	53,500	451,540
Centerspace Series C, 6.625%	57,700	1,384,800
City Office REIT, Inc. Series A, 6.625%	27,525	535,364
CTO Realty Growth, Inc. 6.375%	20,000	397,240
DiamondRock Hospitality Co. 8.25%	34,900	865,520
Gladstone Commercial Corp.:
6.625%	41,125	790,986
Series G, 6.00%	81,700	1,491,025
Gladstone Land Corp. Series D, 5.00%	60,000	1,449,000
Global Medical REIT, Inc. Series A, 7.50%	27,461	649,453
Global Net Lease, Inc.:
Series A, 7.25%	129,625	2,773,327
Series B 6.875%	47,200	948,720
Healthcare Trust, Inc.:
7.125%	48,000	933,600
Series A 7.375%	33,000	713,460
Hersha Hospitality Trust:
Series C, 6.875%	550	10,753
Series D, 6.50%	42,250	790,498
Hudson Pacific Properties, Inc. Series C, 4.75%	40,000	503,200
iStar Financial, Inc.:
Series D, 8.00%	65,856	1,589,105
Series G, 7.65%	141,700	3,230,760
Series I, 7.50%	284,523	6,458,672
National Storage Affiliates Trust Series A, 6.00%	12,325	266,713
Necessity Retail (REIT), Inc./The:
7.50%	143,698	2,852,405
Series C 7.375%	187,317	3,707,022
Pebblebrook Hotel Trust:
6.30%	53,702	1,008,524
6.375%	20,200	363,600
6.375%	55,192	1,015,533
Series H, 5.70%	104,200	1,745,350
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	135,679
Series C, 7.20%(a)	9,575	20,682
Series D, 6.875%(a)	27,400	53,704
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	762,089
Prologis (REIT), Inc. Series Q, 8.54%	16,850	918,325
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,068,500
Series C, 5.625%	11,775	236,678
Saul Centers, Inc.:
Series D, 6.125%	15,958	324,707
Series E, 6.00%	13,475	258,670
SITE Centers Corp. 6.375%	15,100	304,929
Sotherly Hotels, Inc.:
Series B, 8.00%(a)	12,750	264,818
Series C, 7.875%(a)	19,300	414,950
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	354,803
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,094,112
Series F, 5.875%	61,000	1,107,150
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	381,800
Series I, 5.70%	38,700	686,925
UMH Properties, Inc. Series D, 6.375%	63,875	1,418,025
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	988,189
Series K 5.875%	28,775	522,266
Vornado Realty Trust:
Series N, 5.25%	19,600	305,564
Series O, 4.45%	55,300	749,315
		56,142,030
Real Estate Management & Development - 2.8%
Brookfield Property Partners LP:
5.75%	7,000	106,400
6.50%	5,875	97,936
Digitalbridge Group, Inc.:
Series H, 7.125%	197,310	3,687,724
Series I, 7.15%	285,785	5,455,636
Series J, 7.15%	265,645	4,958,264
Seritage Growth Properties Series A, 7.00%	1,050	24,150
		14,330,110
TOTAL REAL ESTATE		70,472,140

TOTAL NONCONVERTIBLE PREFERRED STOCKS		133,032,673
TOTAL PREFERRED STOCKS (Cost $170,189,393)		144,887,023

Corporate Bonds - 22.0%
	Principal Amount (d)	Value ($)
Convertible Bonds - 2.8%
FINANCIALS - 2.2%
Mortgage Real Estate Investment Trusts - 2.2%
PennyMac Corp.:
5.5% 11/1/24	4,830,000	4,350,019
5.5% 3/15/26	250,000	203,250
Redwood Trust, Inc. 5.625% 7/15/24	6,785,000	5,801,175
Two Harbors Investment Corp. 6.25% 1/15/26	904,000	751,357
		11,105,801
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Digitalbridge Group, Inc. 5% 4/15/23	3,062,000	3,035,208

TOTAL CONVERTIBLE BONDS		14,141,009
Nonconvertible Bonds - 19.2%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(e)	1,140,000	896,097
7.75% 4/15/28(e)	3,555,000	2,901,058
		3,797,155
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (e)	925,000	756,188
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (e)	2,000,000	1,674,450
Times Square Hotel Trust 8.528% 8/1/26 (e)	1,168,630	1,148,966
		3,579,604
Household Durables - 2.1%
Adams Homes, Inc. 7.5% 2/15/25 (e)	1,550,000	1,254,019
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(e)	605,000	454,506
4.625% 4/1/30(e)	930,000	690,162
Century Communities, Inc.:
3.875% 8/15/29(e)	1,930,000	1,519,952
6.75% 6/1/27	1,330,000	1,269,618
LGI Homes, Inc. 4% 7/15/29 (e)	2,110,000	1,617,969
M/I Homes, Inc. 3.95% 2/15/30	1,430,000	1,061,899
New Home Co., Inc. 7.25% 10/15/25 (e)	1,495,000	1,157,902
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	1,756,148
		10,782,175
TOTAL CONSUMER DISCRETIONARY		14,361,779

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 8.5% 10/30/25 (e)	305,000	281,730
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	1,944,145
		2,225,875
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,674,921

HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	6,000,742

INDUSTRIALS - 0.3%
Trading Companies & Distributors - 0.3%
Williams Scotsman International, Inc.:
4.625% 8/15/28(e)	750,000	677,363
6.125% 6/15/25(e)	648,000	646,723
		1,324,086
REAL ESTATE - 13.5%
Equity Real Estate Investment Trusts (REITs) - 10.6%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (e)	2,450,000	1,788,500
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	1,823,328
CBL & Associates LP:
4.6% 10/15/24(f)(g)	3,930,000	0
5.25% 12/1/23(f)(g)	3,629,000	0
5.95% 12/15/26(f)(g)	2,551,000	0
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (e)	2,135,000	1,800,738
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (e)	925,000	747,493
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,290,303
iStar Financial, Inc.:
4.25% 8/1/25	2,405,000	2,326,958
4.75% 10/1/24	5,615,000	5,542,061
5.5% 2/15/26	3,015,000	3,006,317
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,193,098
5% 10/15/27	4,237,000	3,628,143
Office Properties Income Trust:
4.25% 5/15/24	946,000	859,123
4.5% 2/1/25	3,695,000	3,072,305
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	439,484
4.75% 1/15/28	1,616,000	1,456,311
4.95% 4/1/24	659,000	647,276
5.25% 1/15/26	22,000	21,081
Realty Income Corp.:
3.1% 12/15/29	1,000,000	840,728
4.6% 2/6/24	1,757,000	1,742,647
4.875% 6/1/26	1,593,000	1,548,952
RLJ Lodging Trust LP 4% 9/15/29 (e)	2,245,000	1,881,086
Senior Housing Properties Trust:
4.75% 5/1/24	4,970,000	4,258,495
4.75% 2/15/28	5,067,000	3,467,601
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,465,935
7.5% 9/15/25	1,480,000	1,443,000
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (e)	4,000,000	2,870,000
Uniti Group, Inc.:
6% 1/15/30(e)	1,040,000	709,727
7.875% 2/15/25(e)	1,000,000	990,005
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (e)	1,095,000	952,145
WP Carey, Inc.:
4% 2/1/25	422,000	406,331
4.25% 10/1/26	459,000	429,296
XHR LP 6.375% 8/15/25 (e)	750,000	735,012
		54,383,479
Real Estate Management & Development - 2.9%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (e)	875,000	832,081
Forestar Group, Inc. 3.85% 5/15/26 (e)	1,000,000	851,220
Greystar Real Estate Partners 5.75% 12/1/25 (e)	2,025,000	1,957,264
Howard Hughes Corp.:
4.125% 2/1/29(e)	3,000,000	2,344,587
4.375% 2/1/31(e)	1,090,000	819,026
5.375% 8/1/28(e)	970,000	829,781
Kennedy-Wilson, Inc.:
4.75% 3/1/29	3,800,000	3,081,547
4.75% 2/1/30	3,170,000	2,488,450
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (e)	2,500,000	1,777,188
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (e)	202,000	189,426
		15,170,570
TOTAL REAL ESTATE		69,554,049

TOTAL NONCONVERTIBLE BONDS		98,938,607
TOTAL CORPORATE BONDS (Cost $130,732,078)		113,079,616

Asset-Backed Securities - 3.8%
	Principal Amount (d)	Value ($)
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	1,841,000	1,818,041
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (e)	1,624,000	1,580,839
Class XS, 0% 10/17/52 (b)(e)(g)(h)	895,246	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,090,462
Series 2002-2 Class M2, 9.163% 3/1/33	1,549,042	1,329,721
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (e)	1,250,000	1,027,440
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (e)	500,000	404,131
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 6.4507% 2/22/36 (b)(c)(e)	358,000	351,006
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	2,847	2,834
Series 1997-3 Class M1, 7.53% 3/15/28	26,915	25,128
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (e)	440,217	346,739
Series 2021-2 Class G, 4.505% 12/17/26 (e)	973,673	808,082
Series 2021-3 Class F, 4.242% 1/17/41 (e)	1,350,766	1,091,762
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,708,780	1,169,172
Progress Residential Trust:
Series 2019-SFR3 Class F, 3.867% 9/17/36 (e)	1,000,000	933,010
Series 2019-SFR4 Class F, 3.684% 10/17/36 (e)	1,000,000	941,834
Series 2020-SFR1 Class H, 5.268% 4/17/37 (e)	588,000	532,765
Series 2021-SFR2 Class H, 4.998% 4/19/38 (e)	1,533,000	1,290,095
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (e)	1,449,000	1,193,374
Class G, 4.003% 7/17/38 (e)	749,000	626,030
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (e)	934,000	753,647
Class G, 4.005% 10/17/38 (e)	2,351,000	1,893,632
Tricon American Homes Series 2017-SFR2 Class F, 5.104% 1/17/36 (e)	628,000	605,686
TOTAL ASSET-BACKED SECURITIES (Cost $22,853,003)		19,815,439

Commercial Mortgage Securities - 22.0%
	Principal Amount (d)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 8.412% 4/15/34 (b)(c)(e)	616,000	512,884
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (e)	625,000	477,046
Series 2017-BNK8 Class E, 2.8% 11/15/50 (e)	1,848,000	1,035,289
Series 2018-BN12 Class D, 3% 5/15/61 (e)	318,000	212,491
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 8.046% 6/15/38 (b)(c)(e)	1,000,000	849,900
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(e)	573,000	472,642
Class 225E, 3.2943% 12/15/62 (b)(e)	859,000	707,670
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	2,058,000	1,628,148
Series 2022-B35 Class D, 2.5% 5/15/55 (e)	1,000,000	567,413
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 6.35% 8/15/36 (b)(c)(e)	1,050,000	967,389
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 6.263% 8/15/38 (b)(c)(e)	107,000	94,462
Class G, 1 month U.S. LIBOR + 3.850% 7.263% 8/15/38 (b)(c)(e)	250,000	217,368
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 7.302% 10/15/38 (b)(c)(e)	1,923,860	1,741,981
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 7.381% 12/15/38 (b)(c)(e)	2,549,000	2,292,621
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 7.3643% 5/15/38 (b)(c)(e)	2,499,000	2,305,706
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(e)	1,505,000	1,088,030
Class E, 3.5488% 3/11/44 (b)(e)	2,018,000	1,378,299
BX Trust:
floater:
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 7.012% 4/15/34 (b)(c)(e)	819,000	752,841
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 6.062% 10/15/36 (b)(c)(e)	1,592,900	1,522,128
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 7.422% 10/15/36 (b)(c)(e)	745,012	662,382
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 6.708% 11/15/38 (b)(c)(e)	250,000	228,050
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 6.5541% 10/15/36 (b)(c)(e)	1,392,000	1,212,103
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 5.349% 9/15/34 (b)(c)(e)	73,000	67,516
Series 2021-SOAR Class G, 6.213% 6/15/38 (b)(e)	992,482	915,409
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 6.7257% 1/15/39 (b)(c)(e)	700,000	641,937
Class G, CME Term SOFR 1 Month Index + 4.200% 7.5757% 1/15/39 (b)(c)(e)	1,491,000	1,366,977
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 6.605% 10/15/23 (b)(c)(e)	1,558,000	1,363,841
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(e)	3,666,000	2,712,282
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 8.705% 3/15/35 (b)(e)	2,384,000	2,193,647
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 6.662% 12/15/37 (b)(c)(e)	1,021,000	936,823
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 6.562% 9/15/33 (b)(c)(e)	735,000	612,981
Class G, 1 month U.S. LIBOR + 5.150% 8.5683% 9/15/33 (b)(c)(e)	735,000	600,005
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	1,299,000	1,110,645
Series 2012-CR1:
Class C, 5.2953% 5/15/45 (b)	3,011,000	2,709,900
Class D, 5.2953% 5/15/45 (b)(e)	1,917,000	1,406,599
Class G, 2.462% 5/15/45 (e)(g)	1,133,000	307,694
Series 2014-UBS2 Class D, 4.9798% 3/10/47 (b)(e)	537,000	471,225
Series 2017-CD4 Class D, 3.3% 5/10/50 (e)	1,192,000	884,231
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (e)	31,000	22,315
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9047% 8/15/45 (b)(e)	836,000	774,554
Class F, 4.25% 8/15/45 (e)	783,000	585,196
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 7.629% 6/15/34 (c)(e)	800,000	738,660
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 7.3425% 11/15/23 (b)(c)(e)	1,000,000	949,150
Series 2020-NET:
Class E, 3.7042% 8/15/37 (b)(e)	500,000	442,161
Class F, 3.7042% 8/15/37 (b)(e)	1,057,000	909,803
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4393% 6/15/50 (b)(e)	1,766,000	1,278,840
Series 2017-CX9 Class D, 4.0598% 9/15/50 (b)(e)	461,000	340,372
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6324% 10/15/51 (b)	1,000,000	839,928
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.362% 8/10/44 (b)(e)	545,411	503,485
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 6.012% 7/15/35 (b)(c)(e)	669,000	449,302
Series 2011-GC5:
Class C, 5.1545% 8/10/44 (b)(e)	101,000	80,328
Class D, 5.1545% 8/10/44 (b)(e)	759,236	321,438
Class E, 5.1545% 8/10/44 (b)(e)(g)	848,000	74,436
Class F, 4.5% 8/10/44 (e)(g)	677,000	2,375
Series 2012-GCJ9:
Class D, 4.6259% 11/10/45 (b)(e)	1,569,000	1,553,360
Class E, 4.6259% 11/10/45 (b)(e)	355,000	300,021
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)	1,510,000	1,348,768
Series 2016-GS2 Class D, 2.753% 5/10/49 (e)	1,964,000	1,505,013
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(e)	2,515,000	2,094,862
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (b)(e)	1,693,000	1,546,856
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (e)	504,000	441,718
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (e)	1,624,000	1,158,049
Series 2014-C26 Class D, 3.8751% 1/15/48 (b)(e)	602,000	519,078
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3858% 12/15/49 (b)(e)	1,924,000	1,420,290
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.3313% 6/15/51 (b)(e)	302,000	202,252
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(e)	500,000	307,844
Series 2011-C3:
Class E, 5.5247% 2/15/46 (b)(e)(g)	3,467,000	1,598,515
Class G, 4.409% 2/15/46 (b)(e)	1,680,000	139,886
Class H, 4.409% 2/15/46 (b)(e)(g)	1,320,000	46,870
Series 2012-CBX:
Class E, 4.6895% 6/15/45 (b)(e)	936,459	801,606
Class G 4% 6/15/45 (e)	805,000	197,826
Series 2013-LC11:
Class D, 4.1638% 4/15/46 (b)	1,316,000	1,077,038
Class F, 3.25% 4/15/46 (b)(e)(g)	482,000	117,512
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(e)(g)	924,000	2,308
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(e)	961,000	770,464
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (e)	1,406,000	1,147,910
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 6.362% 3/15/38 (b)(c)(e)	1,816,529	1,715,186
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 8.663% 11/15/38 (b)(c)(e)	2,870,000	2,630,230
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 6.162% 7/15/38 (b)(c)(e)	250,000	227,465
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 6.013% 4/15/38 (b)(c)(e)	694,000	640,129
Class G, 1 month U.S. LIBOR + 3.200% 6.613% 4/15/38 (b)(c)(e)	846,000	766,428
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 7.3332% 1/15/27 (b)(c)(e)	2,489,389	2,275,390
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5365% 11/15/45 (b)(e)(g)	2,000,000	1,840,000
Series 2012-C6, Class F, 4.5365% 11/15/45 (b)(e)(g)	1,000,000	800,000
Series 2013-C12 Class D, 4.7552% 10/15/46 (b)(e)	1,500,000	1,374,187
Series 2013-C13:
Class D, 4.8956% 11/15/46 (b)(e)	2,994,000	2,727,253
Class E, 4.8956% 11/15/46 (b)(e)	659,000	559,243
Series 2013-C9 Class C, 4.016% 5/15/46 (b)	625,000	597,268
Series 2016-C30 Class D, 3% 9/15/49 (e)	522,000	332,296
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	18,695	18,478
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(e)	1,567,702	1,475,604
Class F, 5.2113% 6/15/44 (b)(e)(g)	1,467,000	947,336
Class XB, 0.4417% 6/15/44 (b)(e)(h)	23,563,080	92,294
Series 2011-C3:
Class C, 5.0834% 7/15/49 (b)(e)	420,774	413,424
Class D, 5.0834% 7/15/49 (b)(e)	83,000	79,395
Class E, 5.0834% 7/15/49 (b)(e)(g)	652,000	573,756
Class F, 5.0834% 7/15/49 (b)(e)(g)	636,000	419,129
Class G, 5.0834% 7/15/49 (b)(e)(g)	979,600	495,808
Series 2015-MS1 Class D, 4.024% 5/15/48 (b)(e)	2,045,000	1,672,020
Series 2016-BNK2 Class C, 3% 11/15/49 (e)	2,346,000	1,727,122
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(e)	1,000,000	670,539
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 5.280% 8.6608% 3/15/39 (b)(c)(e)	1,000,000	944,159
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 7.1621% 6/15/35 (b)(c)(e)	113,725	86,413
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 6.758% 10/15/36 (b)(c)(e)	342,687	305,078
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, 1 month U.S. LIBOR + 4.350% 7.763% 7/15/38 (b)(c)(e)	500,000	470,337
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (e)	250,000	180,576
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	855,594	874,170
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 6.4856% 3/25/34 (b)(c)(e)	599,000	586,784
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(e)	2,000,000	1,399,938
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 6.726% 1/15/39 (b)(c)(e)	1,633,000	1,486,299
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 6.6778% 10/15/38 (b)(c)(e)	1,573,000	1,399,407
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 7.3275% 11/15/36 (b)(c)(e)	1,000,000	925,397
STWD Trust floater sequential payer Series 2021-LIH Class G, 1 month U.S. LIBOR + 4.200% 7.612% 11/15/36 (b)(c)(e)	1,280,000	1,178,289
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 7.26% 6/15/26 (b)(c)(e)	1,176,000	1,088,769
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 6.4454% 5/10/45 (b)(e)	68,841	62,645
Class E, 5% 5/10/45 (b)(e)(g)	1,236,000	482,040
Class F, 5% 5/10/45 (b)(e)(g)	399,000	20,673
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(e)(g)	1,817,000	1,632,330
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 7.943% 1/18/37 (b)(c)(e)	2,528,000	2,326,405
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	1,260,000	743,250
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	963,000	722,113
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(g)	45,000	1,280
Series 2011-C3:
Class D, 5.3781% 3/15/44 (b)(e)	2,576,132	1,058,790
Class E, 5% 3/15/44 (e)(g)	34,000	170
Series 2011-C5:
Class E, 5.52% 11/15/44 (b)(e)	373,775	372,327
Class F, 5.25% 11/15/44 (b)(e)	2,000,000	1,832,414
Class G, 5.25% 11/15/44 (b)(e)	1,000,000	885,945
Series 2013-C11 Class E, 4.2107% 3/15/45 (b)(e)	53,000	44,073
Series 2013-C13 Class D, 4.1471% 5/15/45 (b)(e)	45,000	43,069
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(e)	1,168,000	919,465
Class PR2, 3.516% 6/5/35 (b)(e)	459,000	337,870
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $132,873,337)		113,319,399

Bank Loan Obligations - 3.9%
	Principal Amount (d)	Value ($)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.4891% 9/9/26 (b)(c)(i)	1,361,250	1,331,479
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.7539% 8/2/28 (b)(c)(i)	355,631	349,852
		1,681,331
FINANCIALS - 3.6%
Diversified Financial Services - 3.6%
Agellan Portfolio 9% 8/7/25 (b)(g)(i)	1,217,000	1,217,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 8.3757% 1/9/24 (b)(c)(g)(i)	7,578,870	7,275,715
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 7.5841% 1/21/27 (b)(c)(g)(i)	4,575,631	4,575,631
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 11.9122% 11/15/22 (b)(c)(g)(i)	5,305,035	5,198,934
		18,267,280
TOTAL BANK LOAN OBLIGATIONS (Cost $20,384,304)		19,948,611

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (j) (Cost $32,875,006)	32,868,432	32,875,006

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $564,628,294)	508,657,818
NET OTHER ASSETS (LIABILITIES) - 1.1%	5,912,647
NET ASSETS - 100.0%	514,570,465

Legend

(a)	Non-income producing
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,044,471 or 31.5% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	74,307,966	122,501,142	163,934,102	244,551	-	-	32,875,006	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	-	61,616	61,616	2	-	-	-	0.0%
Total	74,307,966	122,562,758	163,995,718	244,553	-	-	32,875,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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